Capital reserves	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Capital reserves

24. Capital reserves

The capital redemption reserve was created in 2012 following the reduction of nominal share capital to 0.1p per share. It is required under Section 733 of the Companies Act 2006, held to maintain the capital of the Company when shares are bought back and subsequently cancelled without court approval.

Due to the size of the deficit on the accumulated losses account, the Company has no distributable reserves.

The share premium account reflects the premium to nominal value paid on issuing shares less costs related to the issue. The merger reserve was created on issuance of shares relating to the acquisition of Silence Therapeutics GmbH.

The share-based payments reserve reflects the cost to issue share-based compensation, primarily employee share options.

	Share Premium account	Merger reserve	Share-based Payment reserve	Capital redemption reserve	Total
	£000s	£000s	£000s	£000s	£000s
At January 1, 2021	153,734	22,248	5,715	5,194	186,891
Shares issued	32,585	-	-	-	32,585
On options in issue during the year	-	-	8,632	-	8,632
On options exercised during the year	460	-	(659)	-	(199)
Costs capitalized in respect of issuance of shares during the period	(2,447)				(2,447)
Movement in the year	30,598	-	7,973	-	38,571
At December 31, 2021	184,332	22,248	13,688	5,194	225,462
Shares issued	45,533	-	-	-	45,533
On options in issue during the year	-	-	10,252	-	10,252
On options exercised during the year	153	-	(192)	-	(39)
Costs capitalized in respect of issuance of shares during the period	(3,348)				(3,348)
Movement in the year	42,338	-	10,060	-	52,398
At December 31, 2022	226,670	22,248	23,748	5,194	277,860
Shares issued	25,411	-	-	-	25,411
On options in issue during the year	-	-	13,050	-	13,050
On options exercised during the year	381	-	(1,918)	-	(1,537)
Costs capitalized in respect of issuance of shares during the period	(1,015)	-	-	-	(1,015)
Movement in the year	24,777	-	11,132	-	35,909
At December 31, 2023	251,447	22,248	34,880	5,194	313,769